Regulatory Matters	12 Months Ended
Dec. 31, 2022
Regulatory Matters [Abstract]
Regulatory Matters	REGULATORY MATTERSCapital guidelines adopted by federal and state regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank’s current year net profits, combined with the retained net profits of the preceding two years. Further, the Bank cannot pay a dividend at any time that it has negative undivided profits. As of December 31, 2022, the
Bank had positive undivided profits of $137.2 million. It is not our intent to have dividends paid in amounts that would reduce the capital of our Bank to levels below those which we consider prudent or that would not be in accordance with guidelines of regulatory authorities.
We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total, Tier 1, and common equity Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can result in certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. In addition, capital adequacy rules include a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets that applies to all supervised financial institutions. To avoid limits on capital distributions and certain discretionary bonus payments we must meet the minimum ratio for adequately capitalized institutions plus the buffer. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of December 31, 2022 and 2021, categorized our Bank as well capitalized. Management is not aware of any conditions or events that would have changed the most recent Federal Deposit Insurance Corporation (‘‘FDIC’’) categorization.
Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2022
Total capital to risk-weighted assets
Consolidated	$536,549	13.62%	$315,059	8.00%	NA	NA
Independent Bank	480,886	12.22	314,733	8.00	$393,416	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$447,299	11.36%	$236,294	6.00%	NA	NA
Independent Bank	431,685	10.97	236,049	6.00	$314,733	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$408,863	10.38%	$177,221	4.50%	NA	NA
Independent Bank	431,685	10.97	177,037	4.50	$255,720	6.50%

Tier 1 capital to average assets
Consolidated	$447,299	8.86%	$201,875	4.00%	NA	NA
Independent Bank	431,685	8.56	201,820	4.00	$252,275	5.00%

2021
Total capital to risk-weighted assets
Consolidated	$488,495	14.53%	$268,991	8.00%	NA	NA
Independent Bank	438,352	13.05	268,808	8.00	$336,011	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$406,645	12.09%	$201,743	6.00%	NA	NA
Independent Bank	396,351	11.80	201,606	6.00	$268,808	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$368,277	10.95%	$151,307	4.50%	NA	NA
Independent Bank	396,351	11.80	151,205	4.50	$218,407	6.50%

Tier 1 capital to average assets
Consolidated	$406,645	8.79%	$185,034	4.00%	NA	NA
Independent Bank	396,351	8.57	185,077	4.00	$231,347	5.00%
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(1)	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2022 and 2021.
NA - Not applicable
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2022	2021	2022	2021
	(In thousands)
Total shareholders’ equity	$347,596	$398,484	$370,418	$426,558
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	86,966	(6,298)	86,966	(6,298)
Goodwill and other intangibles	(30,851)	(31,636)	(30,851)	(31,636)
CECL (1)	5,152	7,727	5,152	7,727
Common equity tier 1 capital	408,863	368,277	431,685	396,351
Qualifying trust preferred securities	38,436	38,368	—	—
Tier 1 capital	447,299	406,645	431,685	396,351
Subordinated debt	40,000	40,000	—	—
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	49,250	41,850	49,201	42,001
Total risk-based capital	$536,549	$488,495	$480,886	$438,352

(1)	We elected the three years CECL transition method for regulatory purposes.